Reverse Recapitalization (Details) - Schedule of Number of Shares of Common Stock Issued	6 Months Ended
Jun. 30, 2024 shares
Class V Common Stock [Member] | ESGEN Class A common stock, outstanding prior to the Business Combination [Member]
Schedule of Business Combination for Shares of Common Stock Issued [Line Items]
Number of shares of Common Stock issued business combination shares
Class V Common Stock [Member] | Forfeiture of Class A founder shares [Member]
Schedule of Business Combination for Shares of Common Stock Issued [Line Items]
Number of shares of Common Stock issued business combination shares
Class V Common Stock [Member] | Redemptions [Member]
Schedule of Business Combination for Shares of Common Stock Issued [Line Items]
Number of shares of Common Stock issued business combination shares
Class V Common Stock [Member] | Class A common stock of ESGEN [Member]
Schedule of Business Combination for Shares of Common Stock Issued [Line Items]
Number of shares of Common Stock issued business combination shares
Class V Common Stock [Member] | ESGEN Class B common stock, outstanding prior to the Business Combination [Member]
Schedule of Business Combination for Shares of Common Stock Issued [Line Items]
Number of shares of Common Stock issued business combination shares
Class V Common Stock [Member] | Business Combination shares [Member]
Schedule of Business Combination for Shares of Common Stock Issued [Line Items]
Number of shares of Common Stock issued business combination shares
Class V Common Stock [Member] | Sunergy Shares [Member]
Schedule of Business Combination for Shares of Common Stock Issued [Line Items]
Number of shares of Common Stock issued business combination shares	33,730,000
Class V Common Stock [Member] | Issuance of Class A Shares to third party advisors [Member]
Schedule of Business Combination for Shares of Common Stock Issued [Line Items]
Number of shares of Common Stock issued business combination shares
Class V Common Stock [Member] | Issuance of Class A Shares to backstop investor [Member]
Schedule of Business Combination for Shares of Common Stock Issued [Line Items]
Number of shares of Common Stock issued business combination shares
Class V Common Stock [Member] | Shares issued to sponsor [Member]
Schedule of Business Combination for Shares of Common Stock Issued [Line Items]
Number of shares of Common Stock issued business combination shares	1,500,000
Class V Common Stock [Member] | Common Stock immediately after the Business Combination [Member]
Schedule of Business Combination for Shares of Common Stock Issued [Line Items]
Number of shares of Common Stock issued business combination shares	35,230,000
Class A Common Stock [Member] | ESGEN Class A common stock, outstanding prior to the Business Combination [Member]
Schedule of Business Combination for Shares of Common Stock Issued [Line Items]
Number of shares of Common Stock issued business combination shares	7,027,636
Class A Common Stock [Member] | Forfeiture of Class A founder shares [Member]
Schedule of Business Combination for Shares of Common Stock Issued [Line Items]
Number of shares of Common Stock issued business combination shares	(2,900,000)
Class A Common Stock [Member] | Redemptions [Member]
Schedule of Business Combination for Shares of Common Stock Issued [Line Items]
Number of shares of Common Stock issued business combination shares	(1,159,976)
Class A Common Stock [Member] | Class A common stock of ESGEN [Member]
Schedule of Business Combination for Shares of Common Stock Issued [Line Items]
Number of shares of Common Stock issued business combination shares	2,967,660
Class A Common Stock [Member] | ESGEN Class B common stock, outstanding prior to the Business Combination [Member]
Schedule of Business Combination for Shares of Common Stock Issued [Line Items]
Number of shares of Common Stock issued business combination shares	1,280,923
Class A Common Stock [Member] | Business Combination shares [Member]
Schedule of Business Combination for Shares of Common Stock Issued [Line Items]
Number of shares of Common Stock issued business combination shares	4,248,583
Class A Common Stock [Member] | Sunergy Shares [Member]
Schedule of Business Combination for Shares of Common Stock Issued [Line Items]
Number of shares of Common Stock issued business combination shares
Class A Common Stock [Member] | Issuance of Class A Shares to third party advisors [Member]
Schedule of Business Combination for Shares of Common Stock Issued [Line Items]
Number of shares of Common Stock issued business combination shares	553,207
Class A Common Stock [Member] | Issuance of Class A Shares to backstop investor [Member]
Schedule of Business Combination for Shares of Common Stock Issued [Line Items]
Number of shares of Common Stock issued business combination shares	225,174
Class A Common Stock [Member] | Shares issued to sponsor [Member]
Schedule of Business Combination for Shares of Common Stock Issued [Line Items]
Number of shares of Common Stock issued business combination shares
Class A Common Stock [Member] | Common Stock immediately after the Business Combination [Member]
Schedule of Business Combination for Shares of Common Stock Issued [Line Items]
Number of shares of Common Stock issued business combination shares	5,026,964